Acquisitions - Four20 Pharma GmbH - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 16, 2022	Dec. 31, 2022
Four20 Pharma GmbH | Selling shareholders
Acquisitions
Ownership interest by minority shareholders	45.00%
Four20 Pharma GmbH | Curaleaf International Holdings Limited
Acquisitions
Percentage of equity interests	55.00%
Percentage release of SVS from trading restrictions	50.00%
Transaction costs	$ 1.1
Total unaudited pro forma revenue		$ 10.5
Total unaudited pro forma net income (loss)		(0.6)
Revenue included in the Consolidated Statements of Operations		4.4
Net income (loss) included in the Consolidated Statements of Operations		$ (0.4)